BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - CannTech PA Business Combination (Details)	Dec. 23, 2020 USD ($) EquityInstruments	Dec. 31, 2020 USD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable stock exchange ratio		1
CannTech PA Business Combination
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 25,160,864
Debt Payable	13,917,181
Shares Issued	24,500,000
Total Consideration	$ 64,053,680
Shares Issued, shares	1,310,041
CannTech PA Business Combination | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	4 months
CannTech PA Business Combination | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	12 months
CannTech PA Business Combination | Promissory notes payable CannTech PA Agreement
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note	$ 15,200,000	$ 15,197,000
CannTech PA Business Combination | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued	$ 24,975,635
Shares Issued, shares | EquityInstruments	1,310,041
Exchangeable stock exchange ratio	1